Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 12, 2022 Businessday $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Mar. 31, 2022
Property Plant And Equipment [Line Items]
Date of incorporation		Jul. 15, 2020
Stockholders' equity, reverse stock split	1-for-12
Stock issued during period, shares, reverse stock splits | shares	0
Common stock, par value | $ / shares	$ 0.012	$ 0.012	$ 0.012
Cash held in escrow			$ 387,456
Number of business days | Businessday	5
Lessee, option to extend		the lease term for an additional five years.
Lessee, option to terminate		Certain leases also include the option to terminate the lease within one year.
Variable lease expense		$ 0	$ 0	$ 0
Expected life of the intangible asset		6 years 10 months 24 days	54 months 24 days
Business acquisition payments related to contingent consideration description		Payments related to contingent consideration made on or within three months of the business combination date is viewed as an extension of the business combination, and such payments are classified as investing activities in the Consolidated Statements of Cash Flows. Payments that are made more than three months after business combination date to settle the contingent consideration liability recognized at fair value as of the acquisition date (including measurement-period adjustments) less payments made on or within three months of the business combination date are classified as financing activities in the Consolidated Statements of Cash Flows. Payments that are made more than three months after business combination date that exceed those classified as financing activities are classified as operating activities in the Consolidated Statements of Cash Flows.
Contractual agreement description		The Company does not contract directly with consumers within our Merchant Solutions segment; as such, our contracts in this segment are all written contractual agreements primarily in two main categories. The first category includes contracts with our sponsor banks and processing partners, which are typically long-term contractual relationships with durations of 5 years, but continuing in effect with automatic renewals of a year or longer. These agreements usually have termination clauses requiring written notice and 90 to 180-day notice periods. The second category is our contracts with merchants. The contracts with merchants are tri-party agreements, usually between the Company, the merchants and sponsor banks with durations of 3 years followed by annual auto-renewals at the end of the terms. Termination clauses generally require 30 days written notice. While the duration of contacts may differ, the primary source of revenue is consistent across segments and consumer base.
Revenue, performance obligation, description of good or service		The Company has determined that the primary services offered to its customers comprise a series of distinct performance obligations, that are substantially similar with the same pattern of transfer. Hence, these services are considered a single performance obligation. The Company also concluded that the goods offered in our contracts, comprising primarily of point of sale terminals, were not material individually or in the aggregate to the contract and no allocation of consideration was made to those goods.
Sales commission cost amortization period		1 year
Deferred equity costs		$ 0	$ 0	9,545
Defined contribution plans		5,654	5,782	5,417
Advertising expense		$ 35,280	38,509	39,788
Income tax examination, likelihood of unfavorable settlement		The income tax effects from an uncertain tax position are recognized when it is more likely than not that the position will be sustained based on its technical merits and consideration of the tax authorities widely understood administrative practices and precedents. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized upon settlement.
Material transfers of account balances		$ 0	0
Share-based compensation description		These awards are subject to a service condition or a performance condition. The awards with a service condition vest ratably over three years and the share-based compensation expense is recognized over this requisite service period using the straight-line method. The awards with a performance condition vest at the end of one- or three-years and the number of stock units that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. Share-based compensation expense for these awards are recognized over the requisite service period and as the performance targets are considered probable of being achieved.
Options contractual term		10 years
Options vesting period, description		vest annually in equal increments over three years
Skrill USA
Property Plant And Equipment [Line Items]
Percentage of equity interest acquired in Skrill USA		100.00%			100.00%
Software Development Cost
Property Plant And Equipment [Line Items]
Research and Development Expense		$ 7,377	$ 8,574	$ 7,952
Minimum
Property Plant And Equipment [Line Items]
Remaining lease terms		1 year
Expected life of the intangible asset		3 years
Maximum
Property Plant And Equipment [Line Items]
Remaining lease terms		10 years
Expected life of the intangible asset		10 years